(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
(Loss) Earnings Per Share
20.	(LOSS) EARNINGS PER SHARE

	Year ended December 31, 2018			Year ended December 31, 2017
	Loss for the period	Weighted average shares outstanding	Loss per share	Earnings for the period	Weighted average shares outstanding	Earnings per share
Basic EPS	$(14,044)	68,456,434	$(0.21)	$11,898	39,409,369	$0.30
Effect of dilutive securities:
Share options	-	-	-	-	172,570	-
Warrants	-	-	-	-	275,304	-
Diluted EPS	$(14,044)	68,456,434	$(0.21)	$11,898	39,857,243	$0.30

At December 31, 2018, 3,023,502 (December 31, 2017 - 2,134,850) share options were outstanding, of which 3,023,502 were anti-dilutive (December 31, 2017 - 1,723,584).

At December 31, 2018, share purchase warrants that entitle the holders to purchase 9,838,159 (December 31, 2017 - 5,851,000) common shares were outstanding, of which 9,838,159 (December 31, 2017 - 5,851,000) were anti-dilutive.